Putnam Short Duration Income Fund
Fund summary
Goal
Putnam Short Duration Income Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Short Duration Income Fund	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none		none		none		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[1]	1.00%	[1]	0.15%	[1]	none	none	none	none
[1]	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts. The rate of the deferred sales charge for Class B shares will be determined based on the time between the original purchase of Class B shares from the other Putnam fund(s) and the date of redemption of shares from this fund.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Short Duration Income Fund		Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Management fees		0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and service (12b-1) fees		0.10%	0.50%	0.50%	0.15%	0.50%
Other expenses		0.08%	0.08%	0.08%	0.08%	0.08%	0.17%	0.10%	0.08%
Total annual fund operating expenses		0.52%	0.92%	0.92%	0.57%	0.92%	0.51%	0.44%	0.42%
Expense reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.21%)	(0.14%)	(0.12%)
Total annual fund operating expenses after expense reimbursement		0.40%	0.80%	0.80%	0.45%	0.80%	0.30%	0.30%	0.30%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through at least November 30, 2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Short Duration Income Fund (USD $)	Class A	Class B		Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	41	582	[1]	82	46	82	31	31	31
3 years	155	581	[1]	281	171	281	142	127	123
5 years	279	698	[1]	498	306	498	264	232	223
10 years	641	1,006	[1]	1,120	702	1,120	620	541	518
[1]	Reflects assessment of deferred sales charge assuming Class B shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Expense Example, No Redemption Putnam Short Duration Income Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	41	82	82	46	82	31	31	31
3 years	155	281	281	171	281	142	127	123
5 years	279	498	498	306	498	264	232	223
10 years	641	1,006	1,120	702	1,120	620	541	518

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 45%.
Investments
We invest in a diversified portfolio of fixed income securities comprised of short duration, investment grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or only by the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and money market instruments. We may also invest in U.S.–dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. The value of securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. The risks associated with fixed income investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Fixed income investments are also subject to credit risk, which is the risk that the issuer of a fixed income investment may default on payment of interest or principal. The value of fixed income investments is also affected by changing market perceptions of the risk of default. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/14	0.52%
Best calendar quarter Q3 2012	0.42%
Worst calendar quarter Q2 2013	-0.05%

Average annual total returns after sales charges (for periods ending 12/31/13)
Average Annual Total Returns Putnam Short Duration Income Fund		1 year	Since Inception	Inception Date
Class A		0.59%	0.71%	Oct. 17, 2011
Class A after taxes on distributions		0.33%	0.50%	Oct. 17, 2011
Class A after taxes on distributions and sale of fund shares		0.32%	0.45%	Oct. 17, 2011
Class B		0.18%	0.30%	Oct. 17, 2011
Class C		0.18%	0.30%	Oct. 17, 2011
Class M		0.54%	0.61%	Oct. 17, 2011
Class R		0.18%	0.30%	Oct. 17, 2011
Class R5	[1]	0.79%	0.89%	Jul. 02, 2012
Class R6	[1]	0.79%	0.89%	Jul. 02, 2012
Class Y		0.79%	0.89%	Oct. 17, 2011
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)		0.09%	0.10%	Oct. 17, 2011
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the investor servicing fees applicable to class R5 and class R6 shares.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.